March 31, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement to the Summary Prospectuses and/or Prospectuses of each of the funds listed in Appendix A (the “Funds”), as applicable, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 10, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 728-8925.

Very truly yours,

/s/ Curtis A. Tate

Curtis A. Tate

cc:	Janey Ahn, Esq.

Elliot J. Gluck, Esq.

NEW YORK    WASHINGTON    HOUSTON     PALO ALTO    SAN FRANCISCO    PARIS    LONDON     FRANKFURT    BRUSSELS    MILAN    ROME

Names of Registrants and Funds	File Numbers
BlackRock Advantage U.S. Total Market Fund, Inc.	File No. 002-60836 and File No. 811-02809
BlackRock Allocation Target Shares	File No. 333-109980 and File No. 811-21457
BATS: Series A Portfolio
BATS: Series C Portfolio
BATS: Series E Portfolio
BATS: Series M Portfolio
BATS: Series P Portfolio
BATS: Series S Portfolio
BlackRock Asian Dragon Fund, Inc.	File No. 002-56978 and File No. 811-02661
BlackRock Balanced Capital Fund, Inc.	File No. 002-49007 and File No. 811-02405
BlackRock Basic Value Fund, Inc.	File No. 002-58521 and File No. 811-02739
BlackRock Bond Fund, Inc.	File No. 002-62329 and File No. 811-02857
BlackRock Total Return Fund
BlackRock California Municipal Series Trust	File No. 002-96581 and File No. 811-04264
BlackRock California Municipal Opportunities Fund
BlackRock Capital Appreciation Fund, Inc.	File No. 033-47875 and File No. 811-06669
BlackRock Emerging Markets Fund, Inc.	File No. 033-28248 and File No. 811-05723
BlackRock Equity Dividend Fund	File No. 033-14517 and File No. 811-05178
BlackRock EuroFund	File No. 033-04026 and File No. 811-04612
BlackRock Financial Institutions Series Trust	File No. 002-78646 and File No. 002-78646
BlackRock Summit Cash Reserves Fund
BlackRock FundsSM	File No. 033-26305 and File No. 811-05742
BlackRock Commodity Strategies Fund
BlackRock Emerging Markets Equity Strategies Fund
BlackRock Energy Opportunities Fund
BlackRock Exchange Portfolio
BlackRock Health Sciences Opportunities Portfolio
BlackRock High Equity Income Fund
BlackRock International Dividend Fund
BlackRock Liquid Environmentally Aware Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Money Market Portfolio
BlackRock Real Estate Securities Fund
BlackRock Short Obligations Fund
BlackRock Tactical Opportunities Fund
BlackRock Technology Opportunities Fund
BlackRock Total Factor Fund
iShares Developed Real Estate Index Fund
iShares Edge MSCI Min Vol EAFE Index Fund
iShares Edge MSCI Min Vol USA Index Fund
iShares Edge MSCI Multifactor Intl Index Fund
iShares Edge MSCI Multifactor USA Index Fund
iShares Municipal Bond Index Fund
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Short-Term TIPS Bond Index Fund
iShares Total U.S. Stock Market Index Fund
BlackRock Funds II	File No. 333-142592 and File No. 811-22061
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Names of Registrants and Funds	File Numbers
BlackRock Dynamic High Income Portfolio
BlackRock Global Dividend Portfolio
BlackRock LifePath® Smart Beta Retirement Fund
BlackRock LifePath® Smart Beta 2025 Fund
BlackRock LifePath® Smart Beta 2030 Fund
BlackRock LifePath® Smart Beta 2035 Fund
BlackRock LifePath® Smart Beta 2040 Fund
BlackRock LifePath® Smart Beta 2045 Fund
BlackRock LifePath® Smart Beta 2050 Fund
BlackRock LifePath® Smart Beta 2055 Fund
BlackRock LifePath® Smart Beta 2060 Fund
BlackRock LifePath® Smart Beta 2065 Fund
BlackRock Managed Income Fund
BlackRock Multi-Asset Income Portfolio
BlackRock Funds III	File No. 033-54126 and File No. 811-07332
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
BlackRock LifePath® Index Retirement Fund
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index 2060 Fund
BlackRock LifePath® Index 2065 Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund
BlackRock Funds IV	File No. 333-224373 and File No. 811-23341
BlackRock Global Long/Short Credit Fund
BlackRock Funds V	File No. 333-224371 and File No. 811-23339
BlackRock Core Bond Portfolio
BlackRock Credit Strategies Income Fund
BlackRock Emerging Markets Bond Fund
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio

Names of Registrants and Funds	File Numbers
BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio
BlackRock Global Allocation Fund, Inc.	File No. 033-22462 and File No. 811-05576
BlackRock Index Funds, Inc.	File No. 333-15265 and File No. 811-07899
iShares MSCI EAFE International Index Fund iShares Russell 2000 Small-Cap Index Fund
BlackRock Large Cap Focus Growth Fund, Inc.	File No. 333-89775 and File No. 811-09651
BlackRock Large Cap Series Funds, Inc.	File No. 333-89389 and File No. 811-09637
BlackRock Event Driven Equity Fund
BlackRock Latin America Fund, Inc.	File No. 033-41622 and File No. 811-06349
BlackRock Liquidity Funds	File No. 002-47015 and File No. 811-02354
California Money Fund
Federal Trust Fund
FedFund
MuniCash
MuniFund
New York Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund
BlackRock Long-Horizon Equity Fund	File No. 333-124372 and File No. 811-21759
BlackRock Mid Cap Dividend Series, Inc.	File No. 033-53887 and File No. 811-07177
BlackRock Mid Cap Dividend Fund
BlackRock Multi-State Municipal Series Trust	File No. 002-99473 and File No. 811-04375
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Opportunities Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Municipal Bond Fund, Inc.	File No. 002-57354 and File No. 811-02688
BlackRock High Yield Municipal Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund
BlackRock Municipal Series Trust	File No. 033-08058 and File No. 811-04802
BlackRock Strategic Municipal Opportunities Fund
BlackRock Natural Resources Trust	File No. 002-97095 and File No. 811-04282
BlackRock Series Fund, Inc.	File No. 002-69062 and File No. 811-03091
BlackRock Advantage Large Cap Core Portfolio
BlackRock Balanced Capital Portfolio
BlackRock Capital Appreciation Portfolio
BlackRock Global Allocation Portfolio
BlackRock Government Money Market Portfolio
BlackRock Series Fund II, Inc.	File No. 333-224375 and File No. 811-23345
BlackRock High Yield Portfolio
BlackRock U.S. Government Bond Portfolio
BlackRock Series, Inc.	File No. 333-56203 and File No. 811-08797
BlackRock International Fund
BlackRock Strategic Global Bond Fund, Inc.	File No. 033-42681 and File No. 811-05603
BlackRock Variable Series Funds, Inc.	File No. 002-74452 and File No. 811-03290
BlackRock 60/40 Target Allocation ETF V.I. Fund
BlackRock Advantage Large Cap Core V.I. Fund

Names of Registrants and Funds	File Numbers
BlackRock Advantage Large Cap Value V.I. Fund
BlackRock Advantage U.S. Total Market V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Equity Dividend V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Government Money Market V.I. Fund
BlackRock International Index V.I. Fund
BlackRock International V.I. Fund
BlackRock Large Cap Focus Growth V.I. Fund
BlackRock Managed Volatility V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Small Cap Index V.I. Fund
BlackRock Variable Series Funds II, Inc.	File No. 333-224376 and File No. 811-23346
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
Funds For Institutions Series	File No. 033-14190 and File No. 811-05149
BlackRock Premier Government Institutional Fund
BlackRock Select Treasury Strategies Institutional Fund
BlackRock Treasury Strategies Institutional Fund
FFI Government Fund
FFI Treasury Fund
Managed Account Series	File No. 333-124463 and File No. 811-21763
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund
Managed Account Series II	File No. 333-224372 and File No. 811-23340
BlackRock U.S. Mortgage Portfolio
Ready Assets Government Liquidity Fund	File No. 022-52711 and File No. 811-02556
Retirement Series Trust	File No. 002-74583 and File No. 811-03310
Retirement Reserves Money Fund